CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
SUMMARY OF CASH AND CASH EQUIVALENTS

Cash and cash equivalents represent cash on hand and demand deposits placed with banks or other financial institutions. Cash and cash equivalents balance as of December 31, 2024 and 2025 primarily consist of the following currencies:

	As of December 31, 2024		As of December 31, 2025
	Amount	RMB equivalent	Amount	RMB equivalent
RMB	834,573	834,573	642,729	642,729
US$	26,269	188,832	22,589	158,775
Others (i)	935	2,783	107,755	5,095
Cash and cash equivalents		1,026,188		806,599

(i)	As of December 31, 2025, the other currencies consist of Hong Kong Dollar, Euro, Korean Won, Canadian Dollar and Singapore Dollar.